Goodwill (Details) - Schedule of goodwill - CNY (¥) ¥ in Thousands	12 Months Ended	24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill (Details) - Schedule of goodwill [Line Items]
Cost and net carrying amount at beginning	¥ 237,225
Acquisition from business combinations (Note 8)	764	237,225
Accumulated impairment loss	(237,225)
Cost and net carrying amount at ending	764	237,225
Subscription and licensing business [Member]
Goodwill (Details) - Schedule of goodwill [Line Items]
Cost and net carrying amount at beginning	1,610
Acquisition from business combinations (Note 8)		1,610
Accumulated impairment loss	(1,610)
Cost and net carrying amount at ending		1,610
Smart music learning business [Member]
Goodwill (Details) - Schedule of goodwill [Line Items]
Cost and net carrying amount at beginning
Acquisition from business combinations (Note 8)	764
Accumulated impairment loss
Cost and net carrying amount at ending	764
Music events and performances business [Member]
Goodwill (Details) - Schedule of goodwill [Line Items]
Cost and net carrying amount at beginning	235,615
Acquisition from business combinations (Note 8)		235,615
Accumulated impairment loss	(235,615)
Cost and net carrying amount at ending		¥ 235,615